PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 227,694	$ 235,370	$ 358,319	$ 457,901